Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 31,744	$ 31,423
Allowance for credit loss	(104)	(121)
Accounts receivable, net	$ 31,640	$ 31,302